UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23813

Destiny Alternative Fund LLC

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.(a) REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

First Trust
Capital Management

DESTINY ALTERNATIVE FUND LLC

Annual Report
March 31, 2023

Destiny Alternative Fund LLC

This report and the financial statements contained herein are provided for the general information of the Destiny Alternative Fund LLC (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the Fund’s Confidential Private Placement Memorandum.

DESTINY ALTERNATIVE FUND LLC
DESTINY ALTERNATIVE FUND (TEI) LLC

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Executive-Level Overview

We like to preface our Annual Shareholder Letter with an Executive-Level Overview to reinforce our investment process and current mindset in present market conditions. The prior year could be characterized by elevated volatility across both equity and credit markets, largely driven from significant and consecutive interest rate hikes from the Federal Reserve (the “Fed”). We continue to be cognizant of the current headline risks that have kept many investors cautious and continue to consider our investment decisions and portfolio management framework in this context. Despite the surface-level recovery observed across most public risk markets in early 2023, many fundamental themes and developments continue to play out under the veil of strong headline performance. As the direct and indirect implications of these themes on both public and private markets become more apparent, investors must constantly reassess these forces and the impact on their portfolios. In periods of such significant volatility, both to the upside and downside, it becomes inherently more difficult for investors to position portfolios and adjust to new data. In our view, these market environments result in a host of investment implications which tend to manifest themselves in reduced deal volumes, investor base turnover, and pronounced shifts in investor biases.

While we actively consider and monitor many of those macro-level risks and their effects on global capital markets, we remain steadfast in our effort to help investors build durable portfolios that we believe provide a high probability of generating positive absolute performance regardless of the broader market environment and throughout various market cycles over the long term. We remain confident in this approach as one that should result in stronger risk-adjusted returns for investors through market cycles.

This year we are particularly proud to have expanded our registered product lineup to bring more differentiated offerings to investors in a variety of structures that leverage the First Trust Alternative Investment Research team. We work to bring solutions to the marketplace that offer convenient access to the illiquidity premium observed in many alternative investment markets that will help more investors achieve better outcomes and meet their financial goals.

As is customary in our Annual Shareholder Letter, we will review what we believe to be the important drivers of performance and opportunity in Destiny Alternative Fund LLC for the past fiscal year period.

First Trust Capital Management L.P. | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.828.6700 | F: 847.386.2910

1

Destiny Alternative Fund LLC (the “Master Fund”)

Destiny Alternative Fund (TEI) LLC (the “Feeder Fund”)

For the Master Fund’s trailing one-year period ending March 31, 2023, the portfolio generated a net return of -4.84%. The Master Fund’s benchmarks, the Bloomberg U.S. Aggregate Bond Index and the S&P 500 Index, returned -4.78% and -7.73%, respectively, over that same timeframe. We are pleased with the Master Fund’s performance - falling in between that of equity and fixed income indices - as it demonstrates our underlying strategies’ resiliency regardless of the market backdrop and uncertainty that has lingered as well as the positive correlation and diversification benefits that we strive to achieve in the portfolio. The largest detractors in this time period were long/short equity managers with a focus on technology, primarily those with higher single-name concentration in their strategies. Volatility and downside risk was managed better at larger, multi-strategy hedge funds which were positive contributors over this time period, as the large platforms took advantage of market dislocations in their long/short portfolios and also had positive contributions from their quantitative and macro strategies. We remain firm in our belief that outperformance over market cycles and longer time frames will be driven and determined by positive manager and investment selection within the Master Fund, and we continue to view the portfolio as well positioned to execute on that belief.

Within the Master Fund’s hedge fund exposure, we believe that active management will be required to successfully navigate what we expect to be a market environment highlighted by increased volatility and dispersion across asset classes, sectors, and specific securities. The hedge funds within the portfolio aim to generate the vast majority of their risk and potential returns by underwriting and taking idiosyncratic risk predicated on fundamental and quantitative analysis. We believe that this should minimize the impact of broader macroeconomic themes or developments on the portfolio over time. We continue to hold strong conviction in the ability of the managers of hedge funds within the portfolio to generate a return stream that is primarily driven by idiosyncratic risk.

We maintain a positive outlook on our exposures across venture capital and growth equity and believe the Master Fund is well positioned not only with legacy investments that are in their harvest periods, but with the ability to deploy new capital within this new market environment and opportunity set. We strive to align the Master Fund with managers of venture capital and growth equity funds that we believe take an appropriate long-term horizon in venture capital and growth equity investing, with an investment process and approach underpinned in conservatism and pragmatism.

First Trust Capital Management L.P. | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.828.6700 | F: 847.386.2910

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As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.

Kind Regards,

Michael D. Peck, CFA	Brian R. Murphy

Chief Executive Officer, Co-Chief Investment Officer	Co-Chief Investment Officer
mpeck@firsttrustcapital.com	bmurphy@firsttrustcapital.com

First Trust Capital Management L.P. | 225 W. Wacker Drive | 21st Floor | Chicago, IL 60606 | P: 773.828.6700 | F: 847.386.2910

3

Destiny Alternative Fund LLC

FUND PERFORMANCE

March 31, 2023 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund, made at its inception, with a similar investment in the S&P 500 Total Return Index. Results include the reinvestment of all dividends and capital gains.

The Bloomberg U.S. Aggregate Bond Index measures the performance of the large cap US investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of at least one year. The index is unmanaged and it is not available for investment.

The S&P 500 Index is widely regarded as the best single gauge of the U.S. equities market. This world renowned Index includes 500 leading companies in leading industries of the U.S. economy. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and is not available for investment.

Average Annual Total Returns as of March 31, 2023	One Year	Since Inception
Destiny Alternative Fund LLC (Inception Date October 1, 2020)*	(4.84)%	1.36%
Bloomberg U.S. Aggregate Bond Index	(4.78)%	(11.22)%
The S&P 500 Index	(7.73)%	27.06%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent quarter end performance may be obtained by calling 1 (877) 779-1999.

* On July 1, 2022, Destiny Alternative Fund LLC registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). Prior to July 1, 2022, the Fund was known as Destiny Alternative Fund I LLC and not regulated as an investment company under the 1940 Act. Prior to its registration under the 1940 Act, the Fund was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act, which, if applicable, may have adversely affected its performance.

Fund performance is shown net of fees. For the Fund’s current expense ratios, please refer to the Financial Highlights Section of this report.

Performance results include the effect of expense reduction arrangements for some, or all the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4

GRANT THORNTON LLP Grant Thornton Tower 171 N. Clark Street, Suite 200 Chicago, IL 60601 D +1 312 856 0200 F +1 312 602 8099

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Destiny Alternative Fund LLC

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Destiny Alternative Fund LLC (the “Fund”) as of March 31, 2023, the related statements of operations and cash flows for the period from July 1, 2022 through March 31, 2023 and for the period from January 1, 2022 through June 30, 2022, the statement of changes for the period from July 1, 2022 through March 31, 2023, for the period from January 1, 2022 through June 30, 2022, and for the year ended December 31, 2021, and the financial highlights for the period from

July 1, 2022 through March 31, 2023, the period from January 1, 2022 through June 30, 2022, the year ended December 31, 2021 and for the period from October 1, 2020 (commencement of operations) through December 31, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, and the results of its operations and its cash flows for the period from July 1, 2022 through March 31, 2023 and for the period from January 1, 2022 through June 30, 2022, the changes in net assets for the period from July 1, 2022 through March 31, 2023, for the period from January 1, 2022 through June 30, 2022, and for the year ended December 31, 2021, and the financial highlights for the period from July 1, 2022 through March 31, 2023, the period from January 1, 2022 through June 30, 2022, the year ended December 31, 2021 and for the period from October 1, 2020 (commencement of operations ) through December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodians, underlying fund managers and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ GRANT THORNTON LLP

We have served as the auditor of one or more of First Trust Capital Management L.P.’s investment companies since 2016.

Chicago, Illinois May 30, 2023

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

5

Destiny Alternative Fund LLC

SCHEDULE OF INVESTMENTS

As of March 31, 2023

Investment Name	Percentage of Net Assets	Fair Value	Cost	Country	Redemption Frequency	Initial Acquisition Date	Redemption Notice Period
Investments with managers*
Credit
DSC Meridian Credit Opportunities Fund LPa,b,c	11.26%	$3,266,391	$3,334,924	United States	Quarterly	3/1/2022	75 days
Total credit	11.26	3,266,391	3,334,924

Event Driven
Sachem Head L.P. [a,b,c]	10.57	3,066,215	3,223,447	United States	Quarterly	3/1/2022	70 days
Total event driven	10.57	3,066,215	3,223,447

Long/Short Equity
Cooper Square Fund II, LPa,b	3.63	1,051,960	1,100,000	United States	Quarterly	8/1/2022	60 days
RA Capital Healthcare Fund, LPa,b,d	6.58	1,909,114	3,567,336	United States	Quarterly	10/1/2020	95 days
SEG Partners II, L.P.[a,b]	19.17	5,559,282	4,806,309	United States	Quarterly	10/1/2020	45 days
SoMa Partners LPa,b,c	7.92	2,295,554	2,531,512	United States	Quarterly	3/1/2022	70 days
Total long/short equity	37.30	10,815,910	12,005,157

Multi Strategy
Point72 Capital, LPa,b	15.77	4,574,622	5,148,145	United States	Quarterly	4/1/2022	45 days
Total multi strategy	15.77	4,574,622	5,148,145

Private Equity
137 Holdings SXVII, LLC[a,b]	1.13	327,183	300,590	United States	Not Permitted	6/1/2022	N/A
Blackstone Capital Partners Asia II L.P.[a,b]	0.46	133,435	162,481	Cayman Islands	Not Permitted	5/1/2021	N/A
Blackstone Growth L.P.[a,b]	4.38	1,270,514	1,237,149	United States	Not Permitted	12/4/2020	N/A
Blackstone Tactical Opportunities Fund (Songs Co-Invest) L.P.[a,b]	0.44	128,691	127,206	United States	Not Permitted	4/06/2022	N/A
GPS II L.P.[a,b]	0.52	150,900	150,900	Guernsey	Not Permitted	3/9/2023	N/A
Hedosophia Partners III L.P. [a,b]	5.26	1,525,084	1,039,139	Guernsey	Not Permitted	10/30/2020	N/A
Hedosophia Partners V L.P.[a,b]	1.12	324,816	336,953	Guernsey	Not Permitted	12/31/2021	N/A
Hedosophia Partners V Parallel L.P. [a,b]	0.51	148,981	149,658	Guernsey	Not Permitted	12/31/2021	N/A
Point72 Hyperscale International, L.P. [a,b]	0.75	216,990	170,946	Cayman Islands	Not Permitted	4/8/2021	N/A
Point72 Hyperscale, L.P. [a,b]	0.75	217,403	171,456	United States	Not Permitted	4/8/2021	N/A

6

Destiny Alternative Fund LLC

SCHEDULE OF INVESTMENTS - CONTINUED

As of March 31, 2023

Investment Name	Percentage of Net Assets	Fair Value	Cost	Country	Redemption Frequency	Initial Acquisition Date	Redemption Notice Period
Private Equity (continued)
RA Capital Nexus Fund II, LP [a,b]	1.34%	$387,487	$361,808	United States	Not Permitted	10/23/2020	N/A
RA Capital Nexus International Fund II, LP [a,b]	2.09	606,646	577,970	Cayman Islands	Not Permitted	10/23/2020	N/A
Total private equity	18.75	5,438,130	4,786,256

Investments with managers	93.65%	$27,161,268	$27,350,883

* Investments with managers do not issue shares or units.
[a] Non-income producing.
[b] Investments with managers are issued in private placement transactions and as such are restricted to resale.
[c] Investments with managers can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Investments with mangers.
[d] Investments with managers can institute a gate provision on redemptions at the fund level of 20-25% of the fair value of the investment in the Investments with mangers.

	Percentage of Net Assets	Fair Value	Cost	Number of Shares
Investment in securities, at fair value
Mutual Funds
United States
Financials
RiverNorth/DoubleLine Strategic Income Fund	0.60%	$174,371	$209,271	20,394
Janus Henderson Developed World Bond Fund	0.54	155,440	201,101	19,903
Voya Securitized Credit Fund	0.69	200,004	213,799	22,422
Total Mutual Funds	1.83%	$529,815	$624,171

Total investment in securities, at fair value	1.83%	$529,815	$624,171

Total investments with managers and investments in securities	95.48	27,691,083

Assets in excess of other liabilities	4.52	1,310,532

Total Net Assets	100.00%	$29,001,615

7

Destiny Alternative Fund LLC
FUND SUMMARY
As of March 31, 2023

	Percentage
	of Net Assets	Fair Value
Investments with managers
Credit	11.26%	$3,266,391
Event Driven	10.57	3,066,215
Long/Short Equity	37.30	10,815,910
Multi Strategy	15.77	4,574,622
Private Equity	18.75	5,438,130
Total investment in managers	93.65	27,161,268

Investment in securities
Mutual Funds	1.83%	$529,815
Total investment in securities	1.83	529,815

Allocation of Investments as a Percentage of Net Assets (Unaudited)

8

Destiny Alternative Fund LLC
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2023

Assets:
Investments with managers, at fair value (cost $27,350,883)	$27,161,268
Investments in securities, at fair value (cost $624,171)	529,815
Cash	402,935
Receivables:
Receivable for investments with managers redeemed	766,637
Due from Adviser	226,536
Investments in investments with managers paid in advance	97,375
Deferred offering costs (see Note 2)	26,649
Dividends	1,839
Total Assets	29,213,054

Liabilities
Payables:
Legal fees	135,318
Fund shares repurchased	32,103
Blue Sky fees	14,500
Shareholder service fee (see Note 3)	13,699
Accounting and administration fees	8,343
Insurance fees	3,600
Chief Compliance Officer fees	1,383
Custody fees	1,393
Transfer agent fees and expenses	1,100
Total liabilities	211,439

Net Assets	$29,001,615

Net assets consist of:
Paid-in capital	$28,143,729
Total accumulated earnings	857,886
Net Assets	$29,001,615

Maximum Offering Price per Share
Units issued and outstanding (unlimited units authorized)	280,075

Net Asset Value per Unit	$103.55

See accompanying Notes to Financial Statements.

9

Destiny Alternative Fund LLC
STATEMENT OF OPERATIONS
For the periods July 1, 2022 to March 31, 2023 and January 1, 2022 to June 30, 2022

	For the period from	For the period from
	July 1, 2022	January 1, 2022
	through	through
Investment Income:	March 31, 2023*	June 30, 2022
Dividends	$34,975	$23,910
Interest	35	11
Total Investment income	35,010	23,921

Expenses:
Organizational expenses (see Note 2)	251,701	-
Legal fees	240,161	-
Management fees	157,921	103,942
Sub-Advisory fees	-	179,474
Offering costs (see Note 2)	79,948	-
Auditing fees	49,700	-
Managers' fees and expenses	30,692	-
Shareholder Servicing Fee (see Note 3)	20,233	-
Blue Sky Fees	15,000	-
Accounting and Administration fees	13,842	7,056
Chief Compliance Officer fees	12,450	-
Insurance fees	3,600	-
Custody fees	1,985	-
Transfer agent fees and expenses	1,100	-
Professional fees and other	-	162,401
Miscellaneous	34,450	-
Total Operating Expenses	912,783	452,873
Expense Waiver	(386,710)	-
Net Expenses	526,073	452,873

Net Investment Loss	(491,063)	(428,952)

Realized Gain (Loss) on:
Investments with managers	635,242	1,275,262
Investments in securities	-	(83,333)
Net Realized Gain on Investments	635,242	1,191,929
Net change in unrealized appreciation/depreciation on:
Investments with managers	929,330	(4,833,517)
Investments in securities	(58,417)	(79,727)
Net change in unrealized appreciation/depreciation	870,913	(4,913,244)

Net realized and change in unrealized gain (loss) on Investments	1,506,155	(3,721,315)

Net increase (decrease) in net assets resulting from operations	$1,015,092	$(4,150,267)

* On July 1, 2022, Destiny Alternative Fund LLC registered with the Securities and Exchange Commission under the 1940 Act. Prior to July 1, 2022, the Fund was known as Destiny Alternative Fund I LLC and not regulated as an investment company under the 1940 Act.

See accompanying Notes to Financial Statements.

10

Destiny Alternative Fund LLC
STATEMENT OF CHANGES
For the periods July 1, 2022 to March 31, 2023, January 1, 2022 to June 30, 2022 and for the year ended December 31, 2021

	For the Period	For the Period
	from	from
	July 1, 2022	January 1, 2022	For the
	through	through	Year Ended
	March 31, 2023*	June 30, 2022	December 31, 2021
Increase (Decrease) in Net Assets From:
Operations:
Net Investment Loss	$(491,063)	$(428,952)	$(617,988)
Net realized gain (loss) on investments with managers	635,242	1,275,262	1,043,805
Net realized gain (loss) on investments in securities	-	(83,333)	4,672
Net change in unrealized appreciation (depreciation) on investments with managers	1,676,463	(4,833,517)	1,647,275
Net change in unrealized appreciation (depreciation) on investments in securities	(805,550)	(79,727)	(23,611)
Net change in net assets resulting from operations	1,015,092	(4,150,267)	2,054,153

Capital Transactions: [1]
Capital contributions	1,743,674	1,650,000	6,515,000
Capital withdrawals	(1,141,317)	(642,056)	(12,016,572)
Net change in net assets resulting from capital transactions	602,357	1,007,944	(5,501,572)

Total increase (decrease) in net assets	1,617,449	(3,142,323)	(3,447,419)

Net Assets:
Beginning of period	27,384,166	30,526,489	33,973,908
End of period	$29,001,615	$27,384,166	$30,526,489

Units Transactions:[1,2]
Issuance of Member's Capital as Units; July 1, 2022	273,842
Units issued	17,675
Units redeemed	(11,442)
Net change in units	280,075

*	On July 1, 2022, Destiny Alternative Fund LLC registered with the Securities and Exchange Commission under the 1940 Act. Prior to July 1, 2022, the Fund was known as Destiny Alternative Fund I LLC and not regulated as an investment company under the 1940 Act.
[1]	Includes transactions from the Destiny Alternative Fund Limited (the "Offshore Fund"). Effective July 1, 2022, the Offshore Fund serves solely as an intermediate entity through which the Destiny Alternative Fund (TEI) LLC, a Feeder to the Fund, invests in the Fund.
[2]	Prior to July 1, 2022 the Fund did not issue shares or units.

See accompanying Notes to Financial Statements.

11

Destiny Alternative Fund LLC
STATEMENT OF CASH FLOWS
For the period from July 1, 2022 through March 31, 2023

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from Operations	$1,015,092
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Contributions in investments with managers	(1,767,931)
Withdrawals from investments with managers	1,030,918
Changes in operating assets and liabilities:
Decrease in receivable for investments with managers redeemed	1,068,012
Increase in due from adviser	(226,536)
Decrease in due from broker	474,830
Increase in deferred offering costs (see Note 2)	(26,649)
Increase in dividends	(1,839)
Decrease in prepaid expenses and other assets	118,196
Increase in legal fees	135,318
Decrease in management fee	(67,254)
Decrease in fund shares repurchased	(827,139)
Increase in blue sky fees	14,500
Increase in shareholder service fee (see note 3)	13,699
Increase in accounting and administration fees	8,343
Increase in insurance fees	3,600
Increase in chief compliance officer fees	1,383
Increase in custody fees	1,393
Increase in transfer agent fees and expenses	1,100
Decrease in sub-advisor fee	(80,049)
Decrease in accrued other liabilities	(43,084)
Net realized gain on investments with managers	(635,242)
Net change in unrealized appreciation (depreciation) on investments with managers	(1,676,463)
Net change in unrealized appreciation (depreciation) on investments in securities	805,550
Net cash provided by (used for) operating activities	(660,252)

Cash flows provided by (used for) financing activities:
Capital contributions	1,743,674
Capital withdrawals	(1,141,317)
Net cash provided by (used for) financing activities	602,357

Net decrease in cash	(57,895)

Cash:
Cash at beginning of period	460,830
Cash at end of period	$402,935

Supplemental disclosures of non-cash activities:
In kind capital withdrawals	$(490,753)

See accompanying Notes to Financial Statements.

12

Destiny Alternative Fund I LLC
STATEMENT OF CASH FLOWS
For the period from January 1, 2022 through June 30, 2022

Cash flows from operating activities
Net decrease in net assets resulting from Operations	$(4,150,267)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used for) operating activities
Net realized gain on investments with managers	(1,275,262)
Net realized loss on investments in securities	83,333
Net change in unrealized depreciation on investments with managers	4,833,517
Net change in unrealized depreciation on investments in securities	79,727
Contributions to investments with managers	(17,376,428)
Purchases of investments in securities	(19,543)
Proceeds from sales of investments in securities	1,463,068
Withdrawals from investments with managers	17,326,166
Changes in assets and liabilities
Due from broker	(467,446)
Advance contributions to investments with managers	(145,405)
Receivables from withdrawals from investments with managers	(1,861,201)
Other assets	(31,068)
Payable to FT Offshore I LP	109,160
Sub-Advisor fee payable	(15,234)
Management fee payable	(38,242)
Other liabilities	(944)

Net cash provided by (used for) operating activities	(1,486,069)

Cash flows from financing activities
Capital contributions and change in advance capital contribution	1,600,000
Capital withdrawals and change in capital withdrawals payable	(13,684)

Net cash provided by (used for) financing activities	1,586,316

Net increase in cash	100,247

Cash, beginning of period	360,583

Cash, end of period	$460,830

Supplemental disclosures of non-cash activities
In kind contributions to investments with managers	$37,681

The accompanying Note to Financial Statements.

13

Destiny Alternative Fund LLC
FINANCIAL HIGHLIGHTS
For the period July 1, 2022 to March 31, 2023

Per unit operating performance.
For a single unit outstanding throughout the period.

For the Period
from
July 1, 2022
through
March 31, 2023*
Net asset value, beginning of period	$100.00
Income from Investment Operations:
Net investment loss[1]	(1.76)
Net realized and unrealized gain (loss)	5.31
Total change in per unit value from investment operations	3.55

Net asset value, end of period	$103.55

Total return [2,3]	3.55%
Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$29,002

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed [4,5,6]	4.34%
After fees waived and expenses absorbed [4,5,6]	2.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed [4,5,6]	(4.17)%
After fees waived and expenses absorbed [4,5,6]	(2.33)%

Portfolio turnover rate[3]	4%

*	On July 1, 2022, Destiny Alternative Fund LLC registered with the Securities and Exchange Commission under the 1940 Act. Prior to July 1, 2022, the Fund was known as Destiny Alternative Fund I LLC and not regulated as an investment company under the 1940 Act.
[1]	Based on average units outstanding for the period.
[2]	Total return would have been lower had fees not been waived or absorbed by the Advisor.
[3]	Not annualized.
[4]	The ratios do not include investment income, expenses, or incentive allocations of the investments with managers in which the Fund invests.
[5]	The ratios include the operating expenses, or income, of the Destiny Alternative Fund Limited (the "Offshore Fund").
[6]	Annualized.

See accompanying Notes to Financial Statements.

14

Destiny Alternative Fund LLC

FINANCIAL HIGHLIGHTS (continued)

For the period from January 1, 2022 through June 30, 2022, for the year ended December 31, 2021 and for the period from October 1, 2020 (commencement of operations) through December 31, 2020

	For the period from January 1, 2022 through June 30, 2022^				For the year ended December 31, 2021^		For the period from October 1, 2020 (commencement of operations) through December 31, 2020^
	Tax Exempt**		Taxable**		Tax Exempt**	Taxable**	Tax Exempt**		Taxable**
Total non-managing members’ total return	(13.48)%		(12.99)%		5.38%	7.14%	5.98%		6.09%

Ratios to average non-managing members’ capital
Expenses	3.14	%*	3.12	%*	2.34%	2.28%	2.68	%*	2.68	%*
Net investment income (loss)	(2.96	)%*	(2.96	)%*	(2.16)%	(1.97)%	(2.08	)%*	(2.08	)%*

^	Prior to July 1, 2022, the Fund was known as Destiny Alternative Fund I LLC and not regulated as an investment company under the 1940 Act.
*	The ratios have been annualized as the period is less than a year.
**	The underlying investments between the classes are the same; the difference is the vehicle used to access those investments.

The financial highlights are calculated for all the non-managing members of each class taken as a whole. An individual member’s return and ratios may vary from these returns and ratios based on the timing of capital transactions. The ratios exclude income earned and expenses incurred directly by the investments with managers.

See accompanying Notes to Financial Statements.

15

Destiny Alternative Fund LLC

NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

Destiny Alternative Fund LLC (the “Fund”) (formerly known as Destiny Alternative Fund I LLC) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a limited liability company on August 14, 2020, commencing operations on October 1, 2020 and currently operates under an Amended and Restated Limited Liability Company Agreement (“LLC Agreement”) dated November 21, 2022. On July 1, 2022, the Fund registered with the Securities and Exchange Commission (SEC) under the 1940 Act. As of July 1, 2022, the Fund issued limited liability company units (“Units”) from the total Members’ Capital. Total Units issued was 273,841.67 at $100 per Unit.

First Trust Capital Management L.P. serves as the investment adviser (the “Investment Adviser”) of the Fund. The Investment Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Destiny Wealth Partners, LLC, a Florida limited liability company, previously served as the Sub-Advisor of the Fund (the “Sub-Advisor”). Effective July 1, 2022, the sub-advisory agreement was terminated.

The investment objective of the Fund is to seek long-term capital appreciation. The Fund is a “fund of funds” that intends to invest primarily in hedge funds, private equity funds, growth equity funds, venture capital funds, credit funds, real estate funds, co-investment vehicles, managed accounts, open-end and closed-end registered investment companies (including exchange traded funds) and other types of investment vehicles (collectively, the “Underlying Funds”) that employ a broad range of investment strategies and invest or trade in a wide range of securities. The Fund, and the Underlying Funds in which it invests, may invest directly in U.S. and foreign securities, including emerging markets. An underlying Fund will be managed by a third-party investment adviser (each, an “Underlying Manager” and collectively, the “Underlying Managers”).

The Units will generally be offered as of the first business day of each calendar quarter or at such other times and/or more or less frequently as may be determined by the Board of Managers of the Fund (the “Board”). Units will be issued at net asset value (“NAV”) per Unit. No member who is admitted as a member of the Fund (“Member”) will have the right to require the Fund to redeem its Units. Each prospective investor in the Fund will be required to certify that it is an “accredited investor” within the meaning of Rule 501 of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946.

a. Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, (“UMBFS” or the “Administrator”) calculates the Fund’s NAV as of the close of business on the last day of each quarter and at such other times as the Board may determine, including in connection with repurchases of Units, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

16

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS (Continued)

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

The Fund values its investments in private Underlying Funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act). Fair value as of each quarter-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each private underlying fund in accordance with the private Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the private Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund will determine the fair value of such private underlying fund based on the most recent final or estimated value reported by the private Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private underlying fund.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.S. generally accepted accounting principles and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Underlying Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

Where deemed appropriate by the Valuation Designee and consistent with the 1940 Act, investments in Underlying Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

To the extent the Fund invests in securities or other instruments that are not investments in Underlying Funds, the Fund, as applicable, will generally value such assets as described below. Securities traded (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board will be valued at their last sales price, and (2) on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Securities traded on NASDAQ for which the NOCP is not available will be valued at the mean between the closing bid and asked prices in this market. Securities traded on a foreign securities exchange generally will be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. Except as specified above, the value of a security, derivative, or synthetic security that is not actively traded on an exchange shall be determined by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models, or combinations of these. If the Valuation Designee believes that the value received from the pricing service does not reflect fair value then the Valuation Designee will fair value the security using another methodology.

Debt securities will be valued by the Valuation Designee using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Fund or its Valuation Designee to represent fair value.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

The Fund will generally value shares of ETFs at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Designee (in reliance on the Underlying Funds and/or their administrators) regarding appropriate valuations should prove incorrect.

17

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS (Continued)

b. Summary of Taxation

The Fund operates and is treated as a partnership for U.S. federal income tax purposes. The Fund will not be subject to U.S. federal income tax, and each Member, in computing its own U.S. federal income tax liability, will be required to take into account its allocable share of the Fund’s income, gain, loss, deduction and credit, regardless of whether it has received any distributions from the Fund.

In accordance with accounting guidance, there are financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return.

The Fund has reviewed the tax positions for the open tax year ended as of December 31, 2021 and open tax periods January 1, 2022 through June 30, 2022 and July 1, 2022 through March 31, 2023 and has determined that the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) 740, Income Taxes did not have an impact on the Fund’s financial statements or require additional disclosure. No interest or penalty expense was recorded by the Fund for any of the periods. Generally, open tax years for federal tax return purposes and most states will be three years from the date the return is filed. However, the statute can be extended if there was a failure to file a necessary tax return.

c. Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting the LLC Agreement, administration, custody and transfer agency agreements, and legal services in connection with the initial meeting of the Fund’s Board of Managers. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Confidential Private Placement Memorandum, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs as of the date of the accompanying financial statements are $251,701 and $106,597, respectively.

Organizational costs incurred by the Fund are subject to recoupment by the Investment Adviser in accordance with the Fund's expense limitation agreement discussed in Note 3. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 3, are amortized to expense over twelve months on a straight-line basis.

d. Fund Expenses

The Fund bears its own operating expenses (including, without limitation, its offering expenses not paid by the Investment Adviser).

e. Income Tax Information & Distributions to Members

It is expected that distributions of cash will generally not be made to Members. However, the Board has the right to cause distributions to be made in cash or in-kind to the Members in its sole discretion. Whether or not these distributions are made, however, each Member may be liable each year for applicable U.S. federal, state and local income taxes on the Member’s allocated share of the Fund’s taxable income.

Each Member whose Units are registered in its own name will automatically be a participant under the Fund’s dividend reinvestment program (the “DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in Units unless such Member, at any time, specifically elects to receive income dividends and/or capital gains distributions in cash.

f. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Net Assets from operations during the reporting period. Actual results could differ from those estimates.

18

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS (Continued)

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

The Fund pays to the Investment Adviser a management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Investment Adviser to the Fund. Pursuant to an investment management agreement with the Fund, the Investment Adviser is entitled to the Investment Management Fee calculated at an annual rate, payable quarterly in arrears on the 60th day of the succeeding quarter, based upon the Fund’s net assets as of the last business day of each calendar quarter.

The Fund pays the Investment Adviser as described below:

Investment
Net Asset Value of the Fund	Management Fee Rate
(as of the last Business Day* of each calendar quarter)	(per annum)
$30,000,000 or less	0.75%
Between $30,000,001 and $40,000,000	0.70%
Between $40,000,001 and $50,000,000	0.65%
Greater than $50,000,000	0.60%

* A “Business Day” is a day (other than a Saturday or Sunday) on which banks and relevant financial markets are open for business in Chicago, Illinois (provided that, where applicable, such day is also a business day for the relevant Underlying Fund).

Prior to July 1 ,2022 RWM Asset Management, LLC (doing business as Destiny Family Office), a Florida limited liability company, served as the Sub-Advisor.

The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), in the amount necessary to ensure that Total Annual Expenses of the Fund (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.50% of the annualized net assets of the Fund (the “Expense Limit”) through July 1, 2023. The Expense Limitation and Reimbursement Agreement may not be terminated before that date by the Fund or the Investment Adviser. After the initial one-year term, the Fund or the Investment Adviser may terminate the Expense Limitation and Reimbursement Agreement upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews from year to year. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of the recoupment.

For the period July 1, 2022, to March 31, 2023, the Adviser waived fees and reimbursed expenses of $386,710. At March 31, 2023, $386,710 is subject to recoupment through March 31, 2026.

The Fund is relying on exemptive relief from the SEC that allows the Fund, subject to certain conditions, to adopt a Shareholder Service Plan with respect to its Units in compliance with Rule 12b-1 under the 1940 Act. Under the Shareholder Service Plan, the Fund will be permitted to pay as compensation up to 0.25% on an annualized basis of the net assets of the Fund attributable to Units (the “Shareholder Servicing Fee”) to qualified recipients under the Shareholder Service Plan. For the period ended March 31, 2023, the Fund paid $20,233 in Shareholder Servicing fees as reported in the Statement of Operations.

The Fund has retained the Administrator to provide services for fund administration, fund accounting, tax regulation and compliance, transfer agent and record keeping, and custody administration services provided by the Administrator or its affiliates. UMB Bank, n.a. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund. Prior to July 1, 2022, NAV Consulting, Inc. served as the administrator for Destiny Alternative Fund I LLC.

19

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS (Continued)

A manager and certain officers of the Fund are employees of UMBFS. The Fund does not compensate managers and officers affiliated with the Administrator. For the period from July 1, 2022 through March 31, 2023, the Fund’s allocated fees incurred for managers are reported on the Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the period ended March 31, 2023 are reported on the Statement of Operations.

4. INVESTMENT TRANSACTIONS

For the period July 1, 2022, to March 31, 2023, purchases and sales of investments, excluding short-term investments, were $1,706,801 and $1,030,918, respectively.

5. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

6. UNFUNDED COMMITMENTS

The following table summarizes the unfunded commitments of the Underlying Funds as of March 31, 2023.

Investments with Managers	Unfunded Commitment
Blackstone Capital Partners Asia II L.P.	$1,337,519
Blackstone Growth L.P.	451,742
Blackstone Tactical Opportunities Fund (Songs Co-Invest) L.P.	74,199
Hedosophia Partners III L.P.	37,305
Hedosophia Partners V L.P.	13,317
Hedosophia Partners V Parallel L.P.	342
Point72 Hyperscale International, L.P.	393,659
Point72 Hyperscale, L.P.	394,384
RA Capital Nexus Fund II, LP	41,093
RA Capital Nexus International Fund II, LP	64,419
$2,807,979

7. REPURCHASE OF UNITS

At the discretion of the Board and provided that it is in the best interests of the Fund and Members to do so, the Fund intends to provide a limited degree of liquidity to the Members by conducting repurchase offers. The Investment Adviser currently expects that it will generally recommend to the Board that the Fund offer to repurchase Units from Members biannually (but not more than four times a year) with tender offer valuation dates occurring on the last business day of June and December (each, a “Valuation Date”); however, there can be no assurance that any such tender offers will be conducted on a biannual basis or at all.

Subject to the Board’s discretion, each tender offer will ordinarily be for an amount that is not more than 5% of the Fund’s NAV. To preserve the partnership tax treatment of the Fund, any such repurchases may be subject to significant restrictions and delays, including the restriction that no more than Units representing 10% of the total interests in Fund’s capital or profits may be repurchased in any one taxable year.

20

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS (Continued)

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of a Member’s Units at any time prior to the day immediately preceding the one-year anniversary of the Member’s purchase of the Units.

The results of the tender offers conducted during the period from July 1, 2022 through March 31, 2023, are as follows:

Tender offer
Commencement Date	November 22, 2022
Request Date	December 20, 2022
Pricing Date	December 31, 2022

Net Asset Value as of Offer Date	$101.82

Amount	$650,557

Percentage of Outstanding Shares	2.27%

8. FAIR VALUE MEASUREMENTS AND DISCLOSURE

ASC 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

21

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as practical expedient are no longer included in the fair value hierarchy. As such, investments with managers with a fair value of $27,161,268 are excluded from the fair value hierarchy as of March 31, 2023.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2023:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Mutual funds	$529,815	$-	$-	$529,815
Subtotal	$529,815	$-	$-	$529,815
Investments with Managers				27,161,268
Total Investments				$27,691,083

* The Fund did not hold any Level 3 securities at the period end.

9. RISK FACTORS

An investment in the Fund involves various risks. The Fund invests in and actively trades securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity and fixed income securities.

No guarantee or representation is made that the investment program will be successful.

The global outbreak of coronavirus (COVID-19) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund's ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation ("FDIC") protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

22

Destiny Alternative Fund LLC
NOTES TO FINANCIAL STATEMENTS (Continued)

10. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Investment Adviser as its Valuation Designee to perform fair value determinations and approved new valuation procedures for the Fund.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (ASU 2022-03). The ASU clarifies the guidance in Topic 820 when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security and introduces new disclosure requirements for equity securities subject to contractual sale restrictions and measured at fair value in accordance with Topic 820. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management is currently evaluating the impact that adoption of this new accounting standard will have on its the Fund’s financial statements, but the impact of the adoption the Fund’s not expected to be material.

11. EVENTS SUBSEQUENT TO THE PERIOD END

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

23

Destiny Alternative Fund LLC

Other Information

March 31, 2023 (Unaudited) (Continued)

BOARD OF MANAGERS AND OFFICERS

The identity of Managers of the Board and officers of the Fund, and their brief biographical information, including their addresses, their year of birth and descriptions of their principal occupations during the past five years is set forth below.

24

Destiny Alternative Fund LLC

Other Information

March 31, 2023 (Continued) (Unaudited)

INDEPENDENT MANAGERS

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
David G. Lee Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chairman and Manager	Since Inception	Retired (since 2012); President and Director, Client Opinions, Inc. (2003 - 2012); Chief Operating Officer, Brandywine Global Investment Management (1998-2002).	17	None
Robert Seyferth Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Manager	Since Inception	Retired (since 2009); Chief Procurement Officer/Senior Managing Director, Bear Stearns/JP Morgan Chase (1993 -2009).	17	None
Gary E. Shugrue Year of Birth: 1954 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Manager	Since Inception	Managing Director, Veritable LP (investment advisory firm) (2016-Present); Founder/ President, Ascendant Capital Partners, LP (private equity firm) (2001 – 2015).	15	Trustee, Quaker Investment Trust (2 portfolios) (registered investment company).

25

Destiny Alternative Fund LLC

Other Information

March 31, 2023 (Continued) (Unaudited)

INTERESTED MANAGER AND OFFICERS

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Terrance P. Gallagher** Year of Birth: 1958 c/o UMB Fund Services, Inc.235 W. Galena St. Milwaukee, WI 53212	Manager	Since Inception	Executive Vice President and Director of Fund Accounting, Administration and Tax; UMB Fund Services, Inc. (2007-present). President, Investment Managers Series Trust II (registered investment company) (2013-Present); Treasurer, American Independence Funds Trust (registered investment company) (2016-2018); Treasurer, Commonwealth International Series Trust (registered investment company) (2010-2015).	17	Trustee, Investment Managers Series Trust II (51 portfolios) (registered investment company).
Michael Peck Year of Birth:1980 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	President	Since Inception	Chief Executive Officer and Co-CIO, First Trust Capital Management L.P. (formerly, Vivaldi Asset Management, LLC) (2012-Present), President and Co-CIO, Vivaldi Capital Management LP (2012 – Present); Portfolio Manager, Coe Capital Management (2010 – 2012); Senior Financial Analyst and Risk Manager, the Bond Companies (2006 – 2008).	N/A	N/A

26

Destiny Alternative Fund LLC

Other Information

March 31, 2023 (Continued) (Unaudited)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Chad Eisenberg Year of Birth: 1982 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since Inception	Chief Operating Officer, First Trust Capital Management L.P. (formerly, Vivaldi Asset Management, LLC) (2012-Present); Chief Operating Officer, Vivaldi Capital Management LP (2012 – Present); Director, Coe Capital Management LLC (2010 – 2011).	N/A	N/A
Bernadette Murphy Year of Birth: 1964 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since Inception	Director, Vigilant Compliance, LLC (investment management solutions firm) (2018-Present); Director of Compliance and operations, B. Riley Capital Management, LLC (investment advisory firm( (2017-2018); Chief Compliance Officer, Dialect Capital Management, LP (investment advisory firm) (2008-2018).	N/A	N/A

27

Destiny Alternative Fund LLC

Other Information

March 31, 2023 (Continued) (Unaudited)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE OR OFFICER	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Ann Maurer Year of Birth: 1972 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since Inception	Senior Vice President, Client Services (2017 –Present), Vice President, Senior Client Service Manager (2013 – 2017), Assistant Vice President, Client Relations Manager (2002 – 2013), UMB Fund Services, Inc.	N/A	N/A

*As of March 31, 2023, the fund complex consists of the Fund, AFA Multi-Manager Credit Fund, Agility Multi-Asset Income Fund, Aspiriant Risk-Managed Capital Appreciation Fund, Aspiriant Risk-Managed Real Assets Fund, Corbin Multi-Strategy Fund, LLC, First Trust Alternative Opportunities Fund, First Trust Private Assets Fund, First Trust Private Credit Fund, First Trust Real Assets Fund, Infinity Core Alternative Fund, Keystone Private Income Fund, The Optima Dynamic Alternatives Fund, Variant Alternative Income Fund, Variant Impact Fund, Destiny Alternative Fund (TEI) LLC, and Pender Real Estate Credit Fund.

**Mr. Gallagher is deemed an interested person of the Fund because of his affiliation with the Fund’s Administratior.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877)-779-1999.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877)-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.

Destiny Alternative Fund LLC

235 West Galena Street

Milwaukee, WI 53212

Toll Free: (877) 779-1999

28

ITEM 1.(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	The registrant’s code of ethics are written standards that are reasonably designed to deter wrongdoing and to promote: (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant; (3) Compliance with applicable governmental laws, rules, and regulations; (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and (5) Accountability for adherence to the code.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)	The registrant does not intend to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website.

(f)	The registrant has included with this filing, pursuant to Item 13(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. David G. Lee and Mr. Robert Seyferth are qualified to serve as the audit committee financial experts serving on its audit committee and that they are "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a)  The aggregate fees billed for the fiscal period from July 1, 2022 through March 31, 2023, for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are $46,200.

Audit-Related Fees

(b)  The aggregate fees billed for the fiscal period from July 1, 2022 through March 31, 2023, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0.

Tax Fees

(c)  The aggregate fees billed for the fiscal period from July 1, 2022 through March 31, 2023, for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0.

All Other Fees

(d)  The aggregate fees billed for the fiscal period from July 1, 2022 through March 31, 2023, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

(e)(1)  The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)  The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the fiscal period from July 1, 2022 through March 31, 2023 that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal period from July 1, 2022 through March 31, 2023, of the registrant was $0.

(h)  The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i)	Not applicable

(j)	Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

First Trust Capital Management L.P.

PROXY POLICY AND PROCEDURE

INTRODUCTION

First Trust Capital Management L.P. (“FTCM”) acts as either the advisor or sub-advisor to a number of registered investment companies (the “Funds”). In accord with Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended, FTCM has adopted the following policies and procedures to provide information on FTCM’s proxy policy generally as well as on procedures for each of the Funds specifically (the “Proxy Policy and Procedure”). These policies and procedures apply only to FTCM. Investment managers engaged as sub-advisors for one of the Funds are required to vote proxies in accord with their own policies and procedures and any applicable management agreements.

GENERAL GUIDELINES

FTCM’s Proxy Policy and Procedure is designed to ensure that proxies are voted in a manner (i) reasonably believed to be in the best interests of the Funds and their shareholders1 and (ii) not affected by any material conflict of interest. FTCM considers shareholders’ best economic interests over the long term (i.e., addresses the common interest of all shareholders over time). Although shareholders may have differing political or social interests or values, their economic interest is generally uniform.

FTCM has adopted voting guidelines to assist in making voting decisions on common issues. The guidelines are designed to address those securities in which the Funds generally invest and may be revised in FTCM’s discretion. Any non-routine matters not addressed by the proxy voting guidelines are addressed on a case-by-case basis, considering all relevant facts and circumstances at the time of the vote, particularly where such matters have a potential for major economic impact on the issuer’s structure or operations. In making voting determinations, FTCM typically will rely on the individual portfolio managers who invest in and track particular companies as they are the most knowledgeable about, and best suited to make decisions regarding, particular proxy matters. In addition, FTCM may conduct research internally and/or use the resources of an independent research consultant. FTCM may also consider other materials such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies and may engage in dialogue with an issuer’s management.

FTCM acknowledges its responsibility to identify material conflicts of interest related to voting proxies. FTCM’s employees are required to disclose to the Chief Compliance Officer any personal conflicts, such as officer or director positions held by them, their spouses or close relatives, in any publicly traded company. Conflicts based on business relationships with FTCM, any affiliate or any person associated with FTCM, will be considered only to the extent that FTCM has actual knowledge of such relationships. FTCM then takes appropriate steps to address identified conflicts. Typically, in those instances when a proxy vote may present a conflict between the interests of the Fund, on the one hand, and FTCM’s interests or the interests of a person affiliated with FTCM on the other, FTCM will abstain from making a voting decision and will document the decision and reasoning for doing so.

1 Actions taken in accord with the best interests of the Funds and their shareholders are those which align most closely with the Funds’ stated investment objectives and strategies.

In some cases, the cost of voting a proxy may outweigh the expected benefits. For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person. In such situations, FTCM may abstain from voting a proxy if the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

In certain cases, securities on loan as part of a securities lending program may not be voted. Nothing in the proxy voting policies shall obligate FTCM to exercise voting rights with respect to a portfolio security if it is prohibited by the terms of the security or by applicable law or otherwise.

FTCM will not discuss with members of the public how they intend to vote on any particular proxy proposal.

SPECIAL CONSIDERATIONS

The Funds are subject to the restrictions of Sections 12(d)(1)(A)(i) and (B)(i) of the Investment Company Act of 1940. Generally, these provisions require that any fund and any entity controlled by that fund (including ETFs that are registered investment companies) may not own, in the aggregate, more than three percent (3%) of the total outstanding voting securities of any registered open-end or closed-end investment company, including money market funds, or may invest more than 10% of its total assets in the securities of other investment companies.2 Section 12(d)(1)(F) of the Act provides that the Section 12(d)(1) limitations do not apply to the securities acquired by a fund if (i) immediately after the purchase or acquisition of not more than 3% of the total outstanding stock of such registered investment company is owned by the fund and all affiliated persons of the fund, and (ii) the fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than one and a half percent (1.5%). In the event that one of Funds relies upon Section 12(d)(1)(F), FTCM, acting on behalf of the Fund, will, when voting with respect to any investment company owned by the Fund, comply with either of the following voting restrictions:

●	Seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or

●	Vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

●	Under Rule 12d1-4 under the Investment Company Act of 1940, a registered investment company (“Acquiring Fund”) may purchase or otherwise acquire the securities issued by another registered investment company (the “Acquired Fund”) in excess of the limits of Section 12(d)(1) and an Acquired Fund may sell or otherwise dispose of the securities issued by the Acquiring Fund in excess of the limits of Section 12(d)(1) if certain conditions are met. One of the conditions is that if the Acquiring Fund and its advisory group (as defined by Rule 12d1-4), in aggregate (A) hold more than 25% of the outstanding voting securities of an Acquired Fund that is a registered open-end management investment company or registered unit investment trust as a result of a decrease in the outstanding voting securities of an Acquired Fund, or (B) hold more than 10% of the outstanding voting securities of an Acquired Fund that is a registered closed-end management investment company or business development company, each of those holders will vote its securities in the same proportion as the vote of all other holders of such securities. When relying on Rule 12d1-4, the Fund will comply with such voting restrictions as required by Rule 12d1-4 and any applicable provision in the respective Fund of Funds Agreement with the Acquired Fund.

2 The three percent (3%) limit is measured at the time of investment.

ISS ProxyEdge

FTCM has a contractual relationship with Institutional Shareholder Services Inc. (“ISS”) through which ISS provides certain proxy management services to FTCM’s portfolio management teams. Specifically, ISS (i) provides access to the ISS ProxyExchange web-based voting and research platform to access vote recommendations, research reports, execute vote instructions and run reports relevant to Subscriber’s proxy voting environment; (ii) implements and maps FTCM’s designated proxy voting policies to applicable accounts and generates vote recommendations based on the application of such policies; and (iii)  monitors FTCM’s incoming ballots, performs ballot-to-account reconciliations with FTCM and its third party providers to help ensure that ISS is receiving all ballots for which FTCM has voting rights.

ISS provides two options for how proxy ballots are executed:

1.	Implied Consent: ISS executes ballots on FTCM’s behalf based on policy guidelines chosen at the time FTCM entered into the relationship with ISS.

2.	Mandatory Signoff: ISS is not permitted to mark or process any ballot on FTCM’s behalf without first receiving FTCM’s specific voting instructions via ProxyExchange.

FTCM has opted for Option 1. Implied Consent and in so doing has chosen to allow ISS to vote proxies on its behalf “with management’s recommendations.” FTCM has the option, however, to change its vote from the “with management’s recommendations” default at any point prior to the voting deadline if the portfolio managers following the subject company determine it is in the best interests of the Funds and their shareholders to do so. In those instances when the subject company’s management has not provided a voting recommendation, FTCM will either vote based on its own determination of what would align most closely with the best interests of the Funds and their shareholders or will opt to allow ISS to submit an “abstain” vote on its behalf. In addition, in those limited instances when share blocking3 may apply, FTCM has instructed ISS not to cast a vote on FTCM’s behalf unless FTCM provides specific instructions via ProxyExchange.

FUND-SPECIFIC POLICIES AND PROCEDURES

Infinity Core Alternative Fund, Destiny Alternative Fund LLC, Destiny Alternative Fund (TEI) LLC and First Trust Private Assets Fund (collectively, the “Tender Offer Funds”) are “fund of funds” that invest primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”). While it is unlikely that the Tender Offer Funds will receive notices or proxies from Investment Funds (or in connection with any other portfolio securities), to the extent that the Tender Offer Funds do receive such notices or proxies and the Tender Offer Funds have voting interests in such Investment Funds, the responsibility for decisions regarding proxy voting for securities held by the Tender Offer Funds lies with FTCM as their advisor. FTCM will vote such proxies in accordance with the proxy policies and procedures noted above.

3 Proxy voting in certain countries requires share blocking. Shareholders wishing to vote their proxies must deposit their shares shortly before the meeting date with a designated depositary. During this blocking period, any shares held by the designated depositary cannot be sold until the meeting has taken place and the shares have been returned to FTCM’s custodian banks. FTCM generally opts not to participate in share blocking proxies given these restrictions on their ability to trade.

The Tender Offer Funds are required to file Form N-PX with its complete proxy voting record for the twelve (12) months ended June 30th, no later than August 31st of each year. The Tender Offer Funds Form N-PX filings will be available: (i) without charge, upon request, by calling 1.877.779.1999 or (ii) by visiting the SEC’s website at www.sec.gov.

All Other Funds

With the exception of the First Trust Merger Arbitrage Fund and First Trust Merger Arbitrage ETF, Infinity Core Alternative Fund, Destiny Alternative Fund LLC, Destiny Alternative Fund (TEI) LLC and First Trust Private Assets Fund, the Funds for which FTCM is presently either an advisor or a sub-advisor are managed by multiple internal and external portfolio management teams. As noted above, the policies and procedures outlined within this Proxy Policy and Procedure apply to those securities being held in that portion of the Funds’ portfolios managed by a FTCM portfolio manager only (including Infinity Core Alternative Fund).

Each Fund will be required to file Form N-PX annually, with its complete proxy voting record for the twelve (12) months immediately prior to the Fund’s year-end, no later than sixty (60) days following the Fund’s year-end. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, from the Fund’s administrator or (ii) by visiting the SEC’s website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)  The following table provides biographical information about the members of First Trust Capital Management L.P. (the “Investment Adviser”), who are primarily responsible for the day-to-day management of Destiny Alternative Fund LLC’s portfolio as of the end of the period covered by this report:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member
Michael Peck	Chief Executive Officer & Co-Chief Investment Officer	Since Inception

Chief Executive Officer and Co-CIO, First Trust Capital Management L.P. (formerly, Vivaldi Asset Management, LLC) (2012 - Present); President and Co-CIO, Vivaldi Capital Management LP (formerly, Vivaldi Capital Management, LLC) (2012 – Present)

Portfolio Management
Brian Murphy	Co-Chief Investment Officer	Since Inception

Co-Chief Investment Officer and Portfolio Manager, First Trust Capital Management L.P. (formerly, Vivaldi Asset Management, LLC) (2014

- Present), Portfolio Manager, Vivaldi Capital Management LP (formerly, Vivaldi Capital Management, LLC) (2014 – Present)

Portfolio Management
Michael Grayson	Portfolio Manager	Since Inception	Portfolio Manager, First Trust Capital Management L.P. (formerly, Vivaldi Asset Management, LLC) (2015 – present); Portfolio Manager, Vivaldi Capital Management LP (formerly, Vivaldi Capital Management, LLC) (2015 – 2021)	Portfolio Management

(a)(2) The following table provides information about portfolios and accounts, other than Destiny Alternative Fund LLC, for which the members of the Investment Committee of the Investment Adviser are primarily responsible for the day-to-day management as of March 31, 2023:

Name of Portfolio Management Team Member	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
Name	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Michael Peck	1 account $4M	3 accounts $65M	0 Accounts	6 accounts $915M	2 accounts $156M	0 Accounts
Brian Murphy	1 account $4M	3 accounts $65M	0 Accounts	6 accounts $915M	3 accounts $223M	0 Accounts
Michael Grayson	0 Accounts	1 account $10M	0 Accounts	1 account $84M	1 account $8M	0 Accounts

Conflicts of Interest

The Investment Adviser and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Adviser or a Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Adviser seeks to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Most other accounts managed by a Portfolio Manager are managed using the same investment models that are used in connection with the management of the Fund.

If the Investment Adviser or a Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Adviser has adopted procedures for allocating portfolio transactions across multiple accounts.

The Investment Adviser has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)(3) The below information is provided as of March 31, 2023.

Mr. Peck, Mr. Murphy and Mr. Grayson receive base salaries and bonuses, neither of which is based on performance, and are eligible to avail themselves of life insurance, medical and dental benefits offered to all employees of the Investment Adviser and to participate in the Investment Adviser's 401(k) plan. In addition, they are members of VFT Holdings LP and receive compensation based on the overall profitability of the firm and its affiliates. In addition, these individuals own certain class interests in the Investment Adviser and receive compensation based on the overall profitability of the firm. These individuals also participate in a 401(k) program and receive medical/dental insurance benefits on the same basis as other employees of the Investment Adviser.

(a)(4) The following is a listing of the dollar range of shares beneficially owned by each Portfolio Management Team Member as of March 31, 2023:

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member:
Michael Peck	None
Brian Murphy	None
Michael Grayson	None

(b) Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)  Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Destiny Alternative Fund LLC

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	June 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	June 9, 2023

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	June 9, 2023

* Print the name and title of each signing officer under his or her signature.